CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	¥ 8,608,131	¥ 9,968,109
Restricted cash	158,075	2,014,304
Accounts receivable, net of allowance for doubtful accounts	2,406,025	1,732,686
Value-added-tax ("VAT") recoverable	164,743	229,090
Prepaid expenses	186,807	202,744
Other current assets	427,295	316,942
Total current assets	11,951,076	14,463,875
Property and equipment, net	46,916,628	40,623,503
Intangible assets, net	1,047,709	1,282,636
Prepaid land use rights, net	23,002	634,953
Operating lease right-of-use assets	5,633,946	4,030,205
Goodwill	7,076,505	7,076,505
Deferred tax assets	228,999	186,496
Restricted cash	115,860	43,954
VAT recoverable	1,155,586	2,218,944
Other non-current assets	664,643	1,071,372
Total assets	74,813,954	71,632,443
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB233,326 and RMB83,502 as of December 31, 2021 and 2022, respectively)	3,623,967	5,948,013
Convertible bonds payable, current	2,083,829
Accounts payable (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB430,518 and RMB493,332 as of December 31, 2021 and 2022, respectively)	3,092,884	3,901,799
Accrued expenses and other payables (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB223,563 and RMB235,388 as of December 31, 2021 and 2022, respectively)	1,016,961	2,679,555
Deferred revenue (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB87,364 and RMB151,050 as of December 31, 2021 and 2022, respectively)	156,130	90,992
Operating lease liabilities, current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB40,371 and RMB41,898 as of December 31, 2021 and 2022, respectively)	175,749	145,739
Finance lease and other financing obligations, current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB28,161 and RMB33,398 as of December 31, 2021 and 2022, respectively)	453,855	699,145
Total current liabilities	10,603,375	13,465,243
Long-term borrowings, excluding current portion (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB13,733 and RMB10,231 as of December 31, 2021 and 2022, respectively)	23,518,058	18,284,514
Convertible bonds payable	4,294,985	1,895,846
Operating lease liabilities, non-current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB172,458 and RMB134,684 as of December 31, 2021 and 2022, respectively)	1,617,986	1,883,560
Finance lease and other financing obligations, non-current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB965,356 and RMB931,580 as of December 31, 2021 and 2022, respectively)	8,916,266	8,933,540
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB76,460 and RMB69,831 as of December 31, 2021 and 2022, respectively)	1,410,376	734,278
Other long-term liabilities (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB66,379 and RMB52,222 as of December 31, 2021 and 2022, respectively)	268,253	539,300
Total liabilities	50,629,299	45,736,281
Mezzanine Equity
Redeemable preferred shares (US $0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2021 and 2022; Redemption value of RMB958,480 and RMB1,047,012 as of December 31, 2021 and 2022, respectively; Liquidation preference of RMB1,269,027 and RMB1,047,012 as of December 31, 2021 and 2022, respectively)	1,047,012	958,480
Redeemable non-controlling interests		404,673
Total mezzanine equity	1,047,012	1,363,153
GDS Holdings Limited Shareholders' Equity
Ordinary shares (US $0.00005 par value; 2,002,000,000 authorized; 1,427,590,059 and 1,456,842,655 Class A ordinary shares issued and outstanding as of December 31, 2021 and 2022, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2021 and 2022)	516	507
Additional paid-in capital	29,048,598	28,983,330
Accumulated other comprehensive loss	(848,360)	(599,186)
Accumulated deficit	(5,179,705)	(3,910,815)
Total GDS Holdings Limited shareholders' equity	23,021,049	24,473,836
Non-controlling interests	116,594	59,173
Total equity	23,137,643	24,533,009
Commitments and contingencies
Total liabilities, mezzanine equity and equity	¥ 74,813,954	¥ 71,632,443